Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Associate [Abstract]
Schedule of Investment in Neuronomics as an Associate

A continuity of the investment in Neuronomics as an associate is as follows:

Balance as at December 31, 2024	$-
Investment in associate	2,499,440
Share of loss for the year	(75,506)
Balance as at December 31, 2025	$2,423,934

Schedule of Financial Information for Neuronomics

Summarized financial information for Neuronomics as at December 31, 2025 and for the year ended December 31, 2025 is as follows:

December 31, 2025
Current and total assets	$514,391
Current and total liabilities	(111,333)
Total shareholders’ equity	(403,058)

Year ended December 31, 2025
Revenue	$514,020
Operating expenses	(843,777)
Net loss	(329,757)